UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21113
                                                    -----------

                     Constellation Institutional Portfolios
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John H. Grady
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (484) 329-2801
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


CONSTELLATION INSTITUTIONAL PORTFOLIOS -
                                    SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      COMMON STOCK - 79.31%

              SHARES                                                                   MARKET VALUE**
           --------------                                                             ------------------
           COMMERCIAL SERVICES - 15.41%
              534,400               eBay Inc.*                                        $      22,017,280
              63,400                Google Inc.*                                             20,063,564
              88,450                Iron Mountain Inc.*                                       3,246,115
              171,100               Moody's Corp.                                             8,739,788
                                                                                      ------------------
                                                                                             54,066,747
                                                                                      ------------------
           COMPUTERS - 3.70%
              379,800               Dell Inc.*                                               12,989,160
                                                                                      ------------------
           FINANCE - 7.16%
              29,800                Chicago Mercantile Exchange Holdings Inc.                10,051,540
              189,250               Capital One Financial Corp.                              15,049,160
                                                                                      ------------------
                                                                                             25,100,700
                                                                                      ------------------
           MEDICAL - 29.27%
              108,750               Allergan Inc.                                             9,963,675
              66,600                American Pharmaceutical Partners Inc.*                    3,040,956
              130,350               Amgen Inc.*                                              10,384,985
              291,050               Genentech Inc.*                                          24,509,321
              174,300               Genzyme Corp.*                                           12,486,852
              38,600                Intuitive Surgical Inc.*                                  2,828,994
              190,850               Medtronic Inc.                                           10,233,377
              106,900               Patterson Companies Inc.*                                 4,279,207
              154,000               Stryker Corp.                                             7,612,220
              364,300               Teva Pharmaceutical Industries Ltd. (ADR)                12,174,906
              75,150                Zimmer Holdings Inc.*                                     5,177,083
                                                                                      ------------------
                                                                                            102,691,576
                                                                                      ------------------
           RETAIL - 14.09%
              165,250               Bed Bath & Beyond Inc.*                                   6,639,745
              134,550               Kohl's Corp.*                                             6,751,719
              191,650               Lowe's Companies Inc.                                    12,342,260
              333,100               Starbucks Corp.*                                         16,688,310
              161,200               Walgreen Co.                                              7,004,140
                                                                                      ------------------
                                                                                             49,426,174
                                                                                      ------------------
           SCHOOLS - 4.44%
              234,800               Apollo Group Inc.*                                       15,588,372
                                                                                      ------------------
           TECHNOLOGY - 5.24%
              275,550               QUALCOMM Inc.                                            12,330,862
              286,200               Red Hat Inc.*                                             6,064,578
                                                                                      ------------------
                                                                                             18,395,440
                                                                                      ------------------
      TOTAL COMMON STOCK                                                                    278,258,169
           (cost $259,721,872)                                                        ------------------

      OTHER ASSETS LESS LIABILITIES  - 20.69%                                                72,573,374
                                                                                      ------------------
      NET ASSETS   100.00%                                                            $     350,831,543
                                                                                      ==================

      ADR - American Depository Receipt
      * non-income producing securities
      ** Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - CIP JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

      COMMON STOCK - 91.95%
              SHARES                                                                          MARKET VALUE**
           --------------                                                                  ---------------------
           AUTOS & TRANSPORTATION - 3.96%
                   9,850            General Motors Corp.                                   $            301,509
                   6,500            Navistar International Corp.*                                       210,795
                                                                                           ---------------------
                                                                                                        512,304
                                                                                           ---------------------
           CONSUMER DISCRETIONARY - 5.47%
                   5,200            Liberty Global Inc. - Cl A*                                         140,816
                   5,200            Liberty Global Inc. - Series C*                                     133,900
                  45,200            Liberty Media Corp.*                                                363,860
                   1,200            Starwood Hotels & Resorts Worldwide Inc.                             68,604
                                                                                           ---------------------
                                                                                                        707,180
                                                                                           ---------------------
           CONSUMER STAPLES - 6.88%
                   8,850            Altria Group Inc.                                                   652,334
                   2,500            J.C. Penney Co., Inc.                                               118,550
                   4,600            Safeway Inc.                                                        117,760
                                                                                           ---------------------
                                                                                                        888,644
                                                                                           ---------------------
           FINANCIAL SERVICES - 31.19%
                  13,100            Bank of America Corp.                                               551,510
                  13,750            Citigroup Inc.                                                      625,900
                  16,550            Fannie Mae                                                          741,771
                  13,250            Freddie Mac                                                         748,095
                  18,100            JPMorgan Chase & Co.                                                614,133
                   8,050            Merrill Lynch & Co., Inc.                                           493,868
                   4,000            MGIC Investment Corp.                                               256,800
                                                                                           ---------------------
                                                                                                      4,032,077
                                                                                           ---------------------
           HEALTH CARE - 3.75%
                   9,300            Sanofi-Aventis (ADR)                                                386,415
                   4,650            Schering-Plough Corp.                                                97,882
                                                                                           ---------------------
                                                                                                        484,297
                                                                                           ---------------------
           MATERIALS & PROCESSING - 3.49%
                 105,850            Abitibi-Consolidated Inc.                                           428,692
                     750            International Paper Co.                                              22,350
                                                                                           ---------------------
                                                                                                        451,042
                                                                                           ---------------------
           OTHER - 18.16%
                  50,600            ABB Ltd. (ADR)*                                                     372,416
                  10,800            General Electric Co.                                                363,636
                  11,150            Honeywell International Inc.                                        418,125
                   7,500            iShares Russell 1000 Value Index Fund                               516,450
                  24,300            Tyco International Ltd.                                             676,755
                                                                                           ---------------------
                                                                                                      2,347,382
                                                                                           ---------------------
           OTHER ENERGY - 3.36%
                  28,150            Reliant Energy Inc.*                                                434,636
                                                                                           ---------------------
           PRODUCER DURABLES - 5.05%
                   5,750            The Boeing Co.                                                      390,712
                  15,900            Teradyne Inc.*                                                      262,350
                                                                                           ---------------------
                                                                                                        653,062
                                                                                           ---------------------

CONSTELLATION INSTITUTIONAL PORTFOLIOS - CIP JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

      COMMON STOCK - 91.95%
              SHARES                                                                          MARKET VALUE**
           --------------                                                                  ---------------------
           TECHNOLOGY - 10.64%
                  18,500            Alcatel SA (ADR)*                                      $            248,270
                   7,300            Avnet Inc.*                                                         178,485
                 155,000            Sanmina-SCI Corp.*                                                  664,950
                   8,550            Sony Corp. (ADR)                                                    283,775
                                                                                           ---------------------
                                                                                                      1,375,480
                                                                                           ---------------------

      TOTAL COMMON STOCK - 91.95%                                                                    11,886,104
           (cost $12,161,567)                                                              ---------------------

      OTHER ASSETS LESS LIABILITIES  - 8.05%                                                          1,041,298
                                                                                           ---------------------

      NET ASSETS   100.00%                                                                 $         12,927,402
                                                                                           =====================

      ADR - American Depository Receipt
      *non-income producing securities
      ** Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - CIP JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

      COMMON STOCK - 98.02%
              SHARES                                                                         MARKET VALUE**
           --------------                                                                  --------------------
           AUTOS & TRANSPORTATION - 13.20%
                  10,900            AMR Corp.*                                             $           121,862
                   9,900            Cooper Tire & Rubber Co.                                           151,173
                   5,500            Fleetwood Enterprises Inc.*                                         67,650
                   4,500            Navistar International Corp.*                                      145,935
                  33,600            Visteon Corp.*                                                     328,608
                                                                                           --------------------
                                                                                                       815,228
                                                                                           --------------------
           CONSUMER STAPLES - 2.23%
                   2,500            Caribou Coffee Co.*                                                 28,375
                   1,300            Diamond Foods Inc.*                                                 22,230
                   2,200            Loews Corp. - Carolina Group                                        87,186
                                                                                           --------------------
                                                                                                       137,791
                                                                                           --------------------
           FINANCIAL SERVICES - 21.89%
                  11,300            American Equity Investment Life Holding Co.                        128,255
                   7,000            Fannie Mae                                                         313,740
                   4,100            Freddie Mac                                                        231,486
                   6,700            JPMorgan Chase & Co.                                               227,331
                   3,700            La Quinta Corp.*                                                    32,153
                   3,100            The PMI Group Inc.                                                 123,597
                  15,000            United Rentals Inc.*                                               295,650
                                                                                           --------------------
                                                                                                     1,352,212
                                                                                           --------------------
           HEALTH CARE - 2.58%
                  14,200            Tenet Healthcare Corp.*                                            159,466
                                                                                           --------------------
           MATERIALS & PROCESSING - 24.39%
                  59,200            Abitibi-Consolidated Inc.                                          239,760
                   1,600            Acuity Brands Inc.                                                  47,472
                   1,500            Albemarle Corp.                                                     56,550
                   9,200            Bowater Inc.                                                       260,084
                   4,400            Cytec Industries Inc.                                              190,872
                   6,100            Ferro Corp.                                                        111,752
                  15,000            Grubb & Ellis Co.*                                                  87,750
                   9,900            Smurfit-Stone Container Corp.*                                     102,564
                   3,000            Superior Essex Inc.*                                                54,030
                  21,200            Tembec Inc.*                                                        47,488
                   5,500            York International Corp.                                           308,385
                                                                                           --------------------
                                                                                                     1,506,707
                                                                                           --------------------
           OTHER - 10.45%
                  43,600            Bombardier Inc. - Cl B*                                            107,692
                   3,800            Hughes Supply Inc.                                                 123,880
                   3,700            iShares Russell 1000 Value Index Fund                              254,708
                   5,700            Tyco International Ltd.                                            158,745
                                                                                           --------------------
                                                                                                       645,025
                                                                                           --------------------
           OTHER ENERGY - 5.91%
                  10,700            Input/Output Inc.*                                                  85,386
                  18,100            Reliant Energy Inc.*                                               279,464
                                                                                           --------------------
                                                                                                       364,850
                                                                                           --------------------

CONSTELLATION INSTITUTIONAL PORTFOLIOS - CIP JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

      COMMON STOCK - 98.02%
              SHARES                                                                         MARKET VALUE**
           --------------                                                                  --------------------
           PRODUCER DURABLES - 1.07%
                   9,300            Global Power Equipment Group Inc.*                     $            66,309
                                                                                           --------------------
           TECHNOLOGY - 16.30%
                   2,100            Arrow Electronics Inc.*                                             65,856
                  12,900            ASM International N.V.*                                            182,019
                   4,800            Avaya Inc.*                                                         49,440
                   5,800            Avnet Inc.*                                                        141,810
                  11,400            BearingPoint Inc.*                                                  86,526
                  75,700            Sanmina-SCI Corp.*                                                 324,753
                  27,700            Solectron Corp.*                                                   108,307
                   5,900            UTStarcom Inc.*                                                     48,203
                                                                                           --------------------
                                                                                                     1,006,914
                                                                                           --------------------


      TOTAL COMMON STOCK - 98.02%                                                                    6,054,502
           (cost $6,152,160)                                                               --------------------

      OTHER ASSETS LESS LIABILITIES - 1.98%                                                            122,409
                                                                                           --------------------

      NET ASSETS - 100.00%                                                                 $         6,176,911
                                                                                           ====================

      ADR - American Depository Receipt
      *non-income producing securities
      ** Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Constellation Institutional Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ John H. Grady
                         -------------------------------------------------------
                                    John H. Grady, President
                                    (principal executive officer)

Date  November 22, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ John H. Grady
                         -------------------------------------------------------
                                    John H. Grady, President
                                    (principal executive officer)

Date   November 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ John H. Leven
                         -------------------------------------------------------
                                    John H. Leven, Chief Financial Officer
                                    (principal financial officer)

Date   November 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.